Loss per share (Parentheticals) (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss per share
Antidilutive securities excluded from computation of earnings per share	208,793	507,352	529,450